UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Westfield Capital Large Cap Growth Fund

Westfield Capital Dividend Growth Fund

Semi - Annual	April 30, 2019

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-866-454-0738.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-454-0738. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or Westfield Capital Management Funds if you invest directly with the Funds.

Investment Adviser: Westfield Capital Management Company, L.P

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL April 30, 2019

The Funds file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-454-0738; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND April 30, 2019 (Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder:

The trailing six-month period was a tale of two markets, driven in large part by actions and commentary out of the Federal Reserve. The fourth quarter of 2018 marked the largest quarterly decline in most of the Russell Growth Indices in a decade and dragged the 2018 full year market returns into negative territory. In a dramatic shift, the first quarter of 2019 bore witness to a stock market advance of historical significance, as equities posted their largest quarterly gains since the stock market bottomed ten years ago in the strongest start to a year since 1998. While in isolation these gains would appear emblematic of economic acceleration, the true narrative includes the reversal of steep declines and sentiment extremes experienced at year-end, aided by the Fed’s communication around a “pause” of further rate hikes this year. Pockets of slowing growth were also evident in the U.S. in manufacturing, housing, and retail sales, but early indications suggest stabilization is already taking place. Westfield’s fundamental, bottom-up approach was rewarded in this environment, and stock selection was the primary driver of outperformance for both the first quarter and the trailing six-month period.

The Westfield Large Cap Growth Fund (the “portfolio”) returned 13.47% gross of fees in the trailing 6- month period ending April 30, 2019, outperforming the Russell 1000® Growth Index (the “index”), which advanced 12.09%. Relative strength in Information Technology and Industrials offset relative weakness within the Energy sector.

Information Technology was the portfolio’s top source of relative strength, contributing 120 basis points (“bps”) to relative returns driven by strong stock selection. The outperformance was broad based with all of the portfolio’s industry groups (IT services, technology hardware, semiconductors and software) adding double digits to relative returns. ServiceNow, a software name, was the strongest relative performer in the sector. ServiceNow delivers SaaS-based applications to standardize and automate IT business processes, reduce costs, and streamline operations. The stock climbed higher during the period, as the market took the meaningful beat in billings as evidence of strong momentum across the platform. We believe this story is one of the best top-line growth companies balanced with margin expansion relative to peers. We feel they are also uniquely positioned to grow as they have no clear competitors and a large addressable market. Applied Materials, a semiconductor equipment name, also contributed to relative returns. After selling off along with the broad market in the end of 2018, Applied Materials recovered on the back of a rebounding equity market and strong first quarter results, beating on revenue, operating margins, and EPS. We believe that this company offers attractive long-term prospects, as key sources of

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND April 30, 2019 (Unaudited)

demand shift from premium smartphones to markets like artificial intelligence, big data, and Internet of Things. Additionally, the management team continues to invest opportunistically to diversify the product line-up and capabilities in order to grow market share.

Industrials was also a source of relative strength during the period, contributing 70 bps to relative returns. The sector’s top relative performer was AMETEK, Inc. a provider of automobile and casualty insurance services. The shares have benefitted from strong quarterly results and upbeat forward guidance. The management team recently highlighted strength in their end-markets and an encouraging M&A outlook. The stock was rewarded as the company reported double digit growth while many peers highlighted a notable fall in demand. We continue to view this as a quality compounder but are monitoring valuation. Ingersoll-Rand, a HVAC company, was another strong relative performer. We initially purchased the stock on the belief that its valuation was attractive and that it offered a better organic growth opportunity relative to peers. We continue to hold conviction in the name and believe it can continue to post impressive organic growth numbers and grow its global market penetration.

Energy was the largest source of relative weakness within the portfolio, costing 83 bps of relative returns. During the period, there was a marked dispersion between the performance of the sector and its constituents and the price of crude oil, particularly among companies focused on refining & marketing. Concerns around slowing global growth also served as a headwind for the sector, and the market strayed from rewarding fundamentals. This was notable among exploration & production companies, which were not compensated for strategic reinvestment for growth, but rather for returning capital to shareholders. With this macro backdrop, an overweight allocation and weak stock selection contributed to underperformance. An overweight position in Marathon Petroleum Corporation, a company in the refining & marketing sub-industry, weighed on returns. Marathon fell on soft gasoline margins, which troughed in February but proceeded to improve significantly into the end of the period. With improved spot price differentials between gasoline and crude oil, and stabilizing macro data, we continue to hold conviction in this name, and believe it is one of the best ways to play the upcoming IMO 2020 regulations.

Over the balance of the year, we expect to see an acceleration in U.S. and global growth after the recent soft patch. While it remains too early to say with certainty that a slowdown is behind us, green shoots are emerging as seen by the leading indicators. The Fed’s more dovish tone, a marked departure from the monetary policy of mid-December, was well received by equity markets and should continue to support growth in the U.S. economy. Global growth may also see a boost as the Chinese

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND April 30, 2019 (Unaudited)

government announced a stimulus package to shore up their economy against further slowing. Additionally, survey data suggests that a bottoming process is underway for growth in both countries. With the Fed on hold and the U.S. Dollar weakening, we could see cyclicals perform better into accelerating growth trends. We also maintain our preference for quality businesses with clean balance sheets and believe that our GARP philosophy should be rewarded in this environment.

Definition of Comparative Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND April 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.9% ‡

	Shares	Value
COMMUNICATION SERVICES — 17.7%
Alphabet, Cl A *	927	$1,111,436
Alphabet, Cl C *	1,229	1,460,642
Charter Communications, Cl A *	2,238	830,723
Facebook, Cl A *	8,350	1,614,890
Netflix *	2,620	970,815
T-Mobile US *	10,610	774,424
Walt Disney	6,560	898,523

		7,661,453

CONSUMER DISCRETIONARY — 14.3%
Amazon.com *	1,374	2,647,038
Home Depot	6,525	1,329,143
Marriott International, Cl A	6,670	909,921
McDonald’s	2,745	542,330
NIKE, Cl B	8,570	752,703

		6,181,135

CONSUMER STAPLES — 1.2%
Conagra Brands	16,550	509,409

ENERGY — 3.5%
EOG Resources	7,340	705,007
Marathon Petroleum	13,305	809,875

		1,514,882

FINANCIALS — 6.0%
Bank of America	20,600	629,948
Brookfield Asset Management, Cl A	8,920	429,855
Progressive	9,380	733,047

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND April 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
S&P Global	3,689	$814,015

		2,606,865

HEALTH CARE — 11.6%
Biogen *	1,548	354,864
Bristol-Myers Squibb	21,510	998,709
Cooper	2,615	758,141
Mettler-Toledo International *	1,016	757,184
Thermo Fisher Scientific	3,230	896,164
UnitedHealth Group	2,770	645,604
Vertex Pharmaceuticals *	3,630	613,397

		5,024,063

INDUSTRIALS — 12.3%
AMETEK	9,350	824,389
Boeing	3,434	1,296,987
Caterpillar	4,960	691,523
Illinois Tool Works	4,455	693,332
Ingersoll-Rand	7,910	969,845
Union Pacific	4,790	848,022

		5,324,098

INFORMATION TECHNOLOGY — 32.3%
Adobe *	3,605	1,042,746
Analog Devices	5,650	656,756
Apple	12,086	2,425,298
Applied Materials	15,940	702,476
Broadcom	2,190	697,296
MasterCard, Cl A	4,440	1,128,826
Micron Technology *	10,410	437,844
Microsoft	13,100	1,710,860
PayPal Holdings *	7,460	841,264
QUALCOMM	5,450	469,409
salesforce.com inc *	7,900	1,306,265
ServiceNow *	4,045	1,098,258

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND April 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Visa, Cl A	9,080	$1,493,024

		14,010,322

TOTAL COMMON STOCK (Cost $25,371,670)		42,832,227

TOTAL INVESTMENTS— 98.9% (Cost $25,371,670)		$42,832,227

Percentages are based on Net Assets of $43,290,659.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND April 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%

	Shares	Value
COMMUNICATION SERVICES — 2.6%
Verizon Communications	56,210	$3,214,650

CONSUMER DISCRETIONARY — 10.0%
Home Depot	12,020	2,448,474
Marriott International, Cl A	19,280	2,630,178
Royal Caribbean Cruises	26,210	3,169,837
Starbucks	24,990	1,941,223
Target	28,580	2,212,664

		12,402,376

CONSUMER STAPLES — 9.9%
Coca-Cola	63,790	3,129,538
Conagra Brands	78,010	2,401,148
Mowi ASA ADR	123,805	2,688,425
Walmart	39,700	4,082,748

		12,301,859

ENERGY — 2.6%
Valero Energy	35,950	3,259,227

FINANCIALS — 14.2%
Arthur J Gallagher	22,724	1,900,181
CME Group, Cl A	19,110	3,418,779
Fifth Third Bancorp	90,110	2,596,970
JPMorgan Chase	27,060	3,140,313
Progressive	48,880	3,819,972
Raymond James Financial	30,930	2,832,260

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND April 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued

		$17,708,475

HEALTH CARE — 14.9%
Abbott Laboratories	54,910	4,368,640
Bristol-Myers Squibb	55,420	2,573,150
CVS Health	46,470	2,527,039
Merck	36,700	2,888,657
Quest Diagnostics	32,089	3,092,738
STERIS	23,440	3,070,171

		18,520,395

INDUSTRIALS — 13.9%
Boeing	9,590	3,622,047
Caterpillar	19,180	2,674,076
Cummins	15,130	2,515,968
Illinois Tool Works	17,840	2,776,439
Matson	31,020	1,228,702
Ryder System	32,460	2,044,980
Union Pacific	14,150	2,505,116

		17,367,328

INFORMATION TECHNOLOGY — 20.5%
Apple	20,020	4,017,413
Broadcom	8,850	2,817,840
Fidelity National Information Services	26,890	3,117,358
Jack Henry & Associates	19,932	2,971,064
Microchip Technology	22,480	2,245,527
Microsoft	51,568	6,734,781
Texas Instruments	30,480	3,591,458

		25,495,441

MATERIALS — 4.1%
Avery Dennison	30,050	3,325,033
BHP Billiton ADR	33,540	1,775,943

		5,100,976

REAL ESTATE — 4.1%
Alexandria Real Estate Equities †	21,060	2,998,733

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND April 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Newmark Group Inc, Cl A	256,390	$2,184,443

		5,183,176

UTILITIES — 2.8%
NextEra Energy	17,780	3,457,143

TOTAL COMMON STOCK (Cost $95,685,031)		124,011,046

TOTAL INVESTMENTS— 99.6% (Cost $95,685,031)		$124,011,046

Percentages are based on Net Assets of $124,461,930.
†	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended. April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Westfield Capital Large Cap Growth Fund	Westfield Capital Dividend Growth Fund
Assets:
Investments, at Value (Cost $25,371,670 and $95,685,031)	$42,832,227	$124,011,046
Cash Equivalents	603,128	537,000
Receivable for Investment Securities Sold	574,646	–
Dividends Receivable	20,438	98,113
Prepaid Expenses	8,867	10,335
Reclaim Receivable	885	–

Total Assets	44,040,191	124,656,494

Liabilities:
Payable for Investment Securities Purchased	691,364	–
Payable due to Adviser	10,410	57,690
Payable due to Administrator	5,890	16,302
Payable due to Trustees	1,938	4,376
Chief Compliance Officer Fees Payable	767	1,849
Payable for Capital Shares Redeemed	611	50,000
Payable due to Shareholder Servicing Agent (Investor Class Shares)	–	478
Other Accrued Expenses	38,552	63,869

Total Liabilities	749,532	194,564

Net Assets	$43,290,659	$124,461,930

Net Assets Consist of:
Paid-in Capital	$18,455,961	$97,007,414
Total Distributable Earnings	24,834,698	27,454,516

	$43,290,659	$124,461,930

Institutional Class Shares:
Net Assets	$43,050,957	$123,771,239
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	6,267,463	10,676,798
Net Asset Value, Offering and Redemption Price Per Share	$6.87	$11.59

Investor Class Shares:
Net Assets	$239,702	$690,691
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	34,103	59,386
Net Asset Value, Offering and Redemption Price Per Share	$7.03	$11.63

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS FOR THE PERIOD ENDED APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS

	Westfield Capital Large Cap Growth Fund	Westfield Capital Dividend Growth Fund
Investment Income
Dividends	$336,153	$1,634,418
Interest	5,267	41,881
Less: Foreign Taxes Withheld	–	(18,729)

Total Investment Income	341,420	1,657,570

Expenses
Investment Advisory Fees	164,896	426,272
Administration Fees	41,285	92,606
Trustees’ Fees	4,064	8,531
Chief Compliance Officer Fees	1,199	2,534
Shareholder Servicing Fees (Investor Class Shares)	283	790
Transfer Agent Fees	35,241	39,852
Registration Fees	16,917	17,627
Audit Fees	7,227	17,171
Legal Fees	6,556	13,941
Printing Fees	4,176	9,218
Custodian Fees	3,456	1,244
Insurance and Other Expenses	6,587	12,897

Total Expenses	291,887	642,683

Less:
Waiver of Investment Advisory Fees	(75,924)	(101,882)
Fees Paid Indirectly	(45)	(58)

Net Expenses	215,918	540,743

Net Investment Income	125,502	1,116,827

Net Realized Gain (Loss) on Investments	7,546,687	(1,597,507)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,528,563)	11,163,160

Net Realized and Unrealized Gain on Investments	5,018,124	9,565,653

Net Increase in Net Assets Resulting from Operations	$5,143,626	$10,682,480

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$125,502	$125,008
Net Realized Gain on Investments	7,546,687	25,111,501
Net Change in Unrealized Depreciation on Investments	(2,528,563)	(17,136,692)

Net Increase in Net Assets Resulting from Operations	5,143,626	8,099,817

Distributions:
Institutional Class Shares	(25,154,580)	(26,906,846)
Investor Class Shares	(97,207)	(58,217)

Total Distributions	(25,251,787)	(26,965,063)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	1,874,636	3,552,163
Reinvestment of Distributions	23,934,737	21,916,782
Redeemed	(24,228,625)	(51,506,467)

Net Increase/Decrease in Net Assets from Institutional Class Share Transactions	1,580,748	(26,037,522)

Investor Class Shares
Issued	2,500	133,813
Reinvestment of Distributions	97,207	58,176
Redeemed	(23,939)	(89,330)

Net Increase in Net Assets from Investor Class Share Transactions	75,768	102,659

Net Increase/Decrease in Net Assets from Share Transactions	1,656,516	(25,934,863)

Total Decrease in Net Assets	(18,451,645)	(44,800,109)

Net Assets:
Beginning of Period/Year	61,742,304	106,542,413

End of Period/Year	$43,290,659	$61,742,304

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,116,827	$1,562,601
Net Realized Gain (Loss) on Investments	(1,597,507)	8,276,599
Net Change in Unrealized Appreciation (Depreciation) on Investments	11,163,160	(424,192)

Net Increase in Net Assets Resulting from Operations	10,682,480	9,415,008

Distributions:
Institutional Class Shares	(9,693,602)	(13,529,196)
Investor Class Shares	(53,090)	(56,779)

Total Distributions	(9,746,692)	(13,585,975)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	1,160,130	1,700,943
Reinvestment of Distributions	9,585,668	13,287,572
Redeemed	(3,057,997)	(4,863,431)

Net Increase in Net Assets from Institutional Class Share Transactions	7,687,801	10,125,084

Investor Class Shares
Issued	—	128,000
Reinvestment of Distributions	53,090	56,778
Redeemed	(2,568)	(2,938)

Net Increase in Net Assets from Investor Class Share Transactions	50,522	181,840

Net Increase in Net Assets from Share Transactions	7,738,323	10,306,924

Total Increase in Net Assets	8,674,111	6,135,957

Net Assets:
Beginning of Period/Year	115,787,819	109,651,862

End of Period/Year	$124,461,930	$115,787,819

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Institutional Class Shares
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period/Year	$11.43	$14.14	$12.74	$13.97	$14.49	$13.20

Income (Loss) from Operations:
Net Investments Income(1)	0.02	0.02	0.04	0.03	0.05	0.05
Net Realized and Unrealized Gain	0.25	1.00	3.26	0.02	0.61	2.01

Total from Operations	0.27	1.02	3.30	0.05	0.66	2.06

Dividends and Distributions from:
Net Investment Income	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)	(0.06)
Net Realized Gains	(4.82)	(3.70)	(1.85)	(1.24)	(1.13)	(0.71)

Total Dividends and Distributions	(4.83)	(3.73)	(1.90)	(1.28)	(1.18)	(0.77)

Net Asset Value, End of Period/Year	$6.87	$11.43	$14.14	$12.74	$13.97	$14.49

Total Return†	13.04%	8.57%	29.65%	0.54%	4.70%	16.36%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$43,051	$61,508	$106,364	$172,123	$201,547	$204,895
Ratio of Expenses to Average Net Assets(2)	0.85%**	0.85%	0.85%	0.85%	0.86%(3))	0.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.15%**	1.04%	0.95%	0.90%	0.89%	0.89%
Ratio of Net Investment Income to Average Net Assets	0.50%**	0.16%	0.31%	0.26%	0.33%	0.40%
Portfolio Turnover Rate	23%***	60%	54%	63%	82%	49%

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 0.85%, 0.85%, 0.85%, 0.86%, 0.85% and 0.94%, respectively.
(3)

The ratio of expenses to average net assets includes income tax expenses that were considered extraordinary fees accrued outside the Adviser’s expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.85%.

**	Annualized
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — continued

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Investor Class Shares
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period/Year	$11.57	$14.28	$12.84	$14.07	$14.58	$13.30

Income (Loss) from Operations:
Net Investment Income(1)	0.01	(0.01)	0.01	—	0.01	0.02
Net Realized and Unrealized Gain	0.27	1.01	3.30	0.02	0.63	2.01

Total from Operations	0.28	1.00	3.31	0.02	0.64	2.03

Dividends and Distributions from:
Net Investment Income	—	(0.01)	(0.02)	(0.01)	(0.02)	(0.04)
Net Realized Gains	(4.82)	(3.70)	(1.85)	(1.24)	(1.13)	(0.71)

Total Dividends and Distributions	(4.82)	(3.71)	(1.87)	(1.25)	(1.15)	(0.75)

Net Asset Value, End of Period/Year	$7.03	$11.57	$14.28	$12.84	$14.07	$14.58

Total Return†	12.88%	8.27%	29.42%	0.27%	4.50%	15.98%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$240	$234	$178	$187	$209	$312
Ratio of Expenses to Average Net Assets(2)	1.10%**	1.10%	1.10%	1.10%	1.11%(3)	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.41%**	1.29%	1.20%	1.15%	1.14%	1.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21%**	(0.11%)	0.05%	0.01%	0.08%	0.14%
Portfolio Turnover Rate	23%***	60%	54%	63%	82%	49%

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.10%, 1.10%, 1.10%, 1.11%, 1.10% and 1.19%, respectively.
(3)

The ratio of expenses to average net assets includes income tax expenses that were considered extraordinary fees accrued outside the Adviser’s expense limitation agreement. Had these expenses been excluded, the ratio would have been 1.10%.

**	Annualized
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS — continued

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Institutional Class Shares
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period/Year	$11.69	$12.21	$10.22	$10.67	$10.88	$10.36

Income (Loss) from Operations:
Net Investment Income(1)	0.11	0.16	0.17	0.20	0.14	0.28
Net Realized and Unrealized Gain (Loss)	0.78	0.81	2.08	(0.13)	0.20	0.77

Total from Operations	0.89	0.97	2.25	0.07	0.34	1.05

Dividends and Distributions from:
Net Investment Income	(0.14)	(0.16)	(0.22)	(0.18)	(0.21)	(0.08)
Net Realized Gains	(0.85)	(1.33)	(0.04)	(0.34)	(0.34)	(0.45)

Total Dividends and Distributions	(0.99)	(1.49)	(0.26)	(0.52)	(0.55)	(0.53)

Net Asset Value, End of Period/Year	$11.59	$11.69	$12.21	$10.22	$10.67	$10.88

Total Return†	9.32%	8.31%	22.39%	0.90%	3.10%	10.67%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$123,771	$115,153	$109,181	$96,199	$97,940	$94,012
Ratio of Expenses to Average Net Assets(2)	0.95%**	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.13%**	1.08%	1.06%	1.05%	1.05%	1.10%
Ratio of Net Investment Income to Average Net Assets	1.97%**	1.31%	1.56%	1.98%	1.29%	2.65%
Portfolio Turnover Rate	46%***	69%	122%	112%	133%	101%

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 0.95%, 0.95%, 0.95%, 0.95%, 0.95% and 0.95%, respectively.
**	Annualized
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS — continued

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Investor Class Shares
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period/Year	$11.71	$12.23	$10.24	$10.70	$10.89	$10.36

Income (Loss) from Operations:
Net Investment Income(1)	0.09	0.12	0.14	0.17	0.08	0.32
Net Realized and Unrealized Gain (Loss)	0.80	0.82	2.09	(0.13)	0.24	0.74

Total from Operations	0.89	0.94	2.23	0.04	0.32	1.06

Dividends and Distributions from:
Net Investment Income	(0.12)	(0.13)	(0.20)	(0.16)	(0.17)	(0.08)
Net Realized Gains	(0.85)	(1.33)	(0.04)	(0.34)	(0.34)	(0.45)

Total Dividends and Distributions	(0.97)	(1.46)	(0.24)	(0.50)	(0.51)	(0.53)

Net Asset Value, End of Period/Year	$11.63	$11.71	$12.23	$10.24	$10.70	$10.89

Total Return†	9.22%	8.06%	22.11%	(0.60%)	2.91%	10.76%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$691	$635	$471	$347	$246	$40
Ratio of Expenses to Average Net Assets(2)	1.20%**	1.20%	1.20%	1.20%	1.20%	1.04%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.38%**	1.33%	1.31%	1.30%	1.30%	1.21%
Ratio of Net Investment Income to Average Net Assets	1.72%**	1.03%	1.29%	1.71%	0.75%	3.14%
Portfolio Turnover Rate	46%***	69%	122%	112%	133%	101%

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.20%, 1.20%, 1.20%, 1.20%, 1.04% and 1.00%, respectively.
**	Annualized
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the Westfield Capital Large Cap Growth Fund (the “Large Cap Growth Fund”) and the Westfield Capital Dividend Growth Fund (the “Dividend Growth Fund”) (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940. The investment objective of the Large Cap Growth Fund is long-term growth of capital by investing primarily (at least 80% of its net assets) in equity securities. The Large Cap Growth Fund is a diversified fund and focuses on U.S. listed common stocks with large market capitalizations that Westfield Capital Management Company, L.P. (the “Adviser”) believes are quality companies with stock that offers the potential for future price appreciation. The investment objective of the Dividend Growth Fund is long-term growth of capital by investing in equity securities from a variety of economic sectors with a history or prospect of paying stable or increasing dividends.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six months ended April 30, 2019, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for which the Administrator is paid an asset based fee which will vary depending on the number of share class and average daily net assets of the Fund. For the six months ended April 30, 2019, the Large Cap Growth Fund and Dividend Growth Fund paid $41,285 and $92,606, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2019, the Large Cap Growth Fund and Dividend Growth Fund incurred shareholder servicing fees of $283 and $790, respectively. These fees represent 0.25% and 0.25% of the Average Net Assets of the Large Cap Growth Fund Investor Class Shares and Dividend Growth Fund Investor Class Shares, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. During the six months ended April 30, 2019, the Large Cap Growth Fund and Dividend Growth Fund earned cash management credits of $45 and $58, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Large Cap Growth Fund at a fee calculated at an annual rate of 0.65% and to the Dividend Growth Fund at a fee calculated at an annual rate of 0.75% of the respective Fund’s average daily net assets. The Adviser has contractually agreed (effective May 19, 2015) to waive all or a portion of its fees and to reimburse expenses in order to limit

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Large Cap Growth Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.85% of the average daily net assets of each class until February 28, 2020. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Large Cap Growth Fund’s Total Annual Fund Operating Expenses (less excluded expenses) and 0.85% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020. As of April 30, 2019, fees for the Large Cap Growth Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time expenses were waived, were $96,822, $125,888 and $149,603, expiring in 2020, 2021 and 2022, respectively. The Adviser has contractually agreed (effective May 19, 2015) to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Dividend Growth Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.95% of the average daily net assets of each class until February 28, 2020. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Dividend Growth Fund’s Total Annual Fund Operating Expenses (less excluded expenses) and 0.95% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020. As of April 30, 2019, fees for the Dividend Growth Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $102,415, $133,331 and $190,307 expiring in 2020, 2021 and 2022, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

6. Share Transactions:

Westfield Capital Large Cap Growth Fund	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Share Transactions:
Institutional Class
Issued	300,322	304,367
Reinvested	4,351,583	2,012,595
Redeemed	(3,765,140)	(4,456,286)

Net Increase (Decrease) in Institutional Class Shares	886,765	(2,139,324)

Investor Class
Issued	391	10,258
Reinvested	17,297	5,279
Redeemed	(3,804)	(7,782)

Net Increase in Investor Class Shares	13,884	7,755

Westfield Capital Dividend Growth Fund	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Share Transactions:
Institutional Class
Issued	115,865	141,716
Reinvested	977,559	1,159,703
Redeemed	(264,750)	(396,597)

Net Increase in Institutional Class Shares	828,674	904,822

Investor Class
Issued	—	11,067
Reinvested	5,406	4,946
Redeemed	(260)	(243)

Net Increase in Investor Class Shares	5,146	15,770

7. Investment Transactions:

For the six months ended April 30, 2019, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Westfield Capital Large Cap Growth Fund	$11,910,953	$35,476,730
Westfield Capital Dividend Growth Fund	52,818,021	51,876,398

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the during the years or periods ended October 31, 2018 and October 31, 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Large Cap Growth Fund
2018	$5,191,928	$21,773,135	$26,965,063
2017	610,028	17,526,817	18,136,845
Dividend Growth Fund
2018	$4,716,178	$8,869,797	$13,585,975
2017	1,968,680	352,934	2,321,614

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation	Total Distributable Earnings
Large Cap Growth Fund	$2,253,983	$22,941,433	$19,747,443	$44,942,859
Dividend Growth Fund	2,593,146	6,701,270	17,224,312	26,518,728

For Federal income tax purposes, the cost of securities owned at April 30, 2019, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to partnership basis adjustment and deferred was losses, which are temporary adjustments for Federal income tax purposes in the current period. The Funds had no capital loss carryforwards at October 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2019 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Growth Fund	$25,371,670	$17,960,358	$(499,801)	$17,460,557
Dividend Growth Fund	$95,685,031	$28,515,891	$(189,876)	$28,326,015

9. Concentration of Risks:

Dividend Paying Stocks Risk – The Dividend Growth Funds emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Emerging Market Securities Risk – Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk – Since it purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund’s.

Foreign Company Risk – Investing in foreign companies, including direct investments and through American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Growth Style Risk – The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Large Cap Growth Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Portfolio Turnover Risk – The Dividend Growth Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

10. Other:

At April 30, 2019, the percentages held by a limited number of shareholders for each Fund (shareholder segments comprised of omnibus and accounts that were held on behalf of individual shareholders and in the Dividend Growth Fund, Institutional Class Shares, one record related party shareholder), each owning 10% or greater of the aggregate shares outstanding, was as follows:

	No. of Shareholders	% Ownership
Large Cap Growth Fund, Institutional Class Shares	3	40%
Large Cap Growth Fund, Investor Class Shares	1	100%
Dividend Growth Fund, Institutional Class Shares	2	49%
Dividend Growth Fund, Investor Class Shares	1	94%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

●  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Westfield Capital Large Cap Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,130.40	0.85%	$4.49
Investor Class	1,000.00	1,128.80	1.10	5.81
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.58	0.85%	$4.26
Investor Class	1,000.00	1,019.34	1.10	5.51
Westfield Capital Dividend Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,093.20	0.95%	$4.93
Investor Class	1,000.00	1,092.20	1.20	6.23
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.08	0.95%	$4.76
Investor Class	1,000.00	1,018.84	1.20	6.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Westfield Capital Funds

P.O. Box 219009

Kansas City, MO 64121-9009

866-454-0738

Adviser:

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

WCM-SA-001-0800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019*

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019*

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: July 8, 2019*

* Print the name and title of each signing officer under his or her signature.